Cover	Nov. 25, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 25, 2022
Entity File Number	001-39534
Entity Registrant Name	PMV Consumer Acquisition Corp.
Entity Central Index Key	0001807765
Entity Tax Identification Number	84-5174573
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	249 Royal Palm Way
Entity Address, Address Line Two	Suite 503
Entity Address, City or Town	Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33480
City Area Code	(561)
Local Phone Number	318-3766
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one redeemable Warrant
Trading Symbol	PMVC.U
Security Exchange Name	NONE
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PMVC
Security Exchange Name	NONE
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	PMVC.WS
Security Exchange Name	NONE